Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Anti-dilutive outstanding employee share options	2,999,770	3,570,838	6,664,244	7,224,123
Weighted average number of convertible preference shares excluded from the computation of earnings/ loss per share					34,678,664
Weighted Average Number of Employee Share Options Excluded from Computation of Earnings/ Loss Per Share					12,884,672